Financial Risk Management and Fair Values - Remaining Contractual Maturities of Financial Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Accounts payable	¥ 190,847	¥ 233,169
Bills payable	3,221	3,303
Accrued expenses and other payables	195,572	190,866
Amount due to ultimate holding company	11,020	8,646
Financial liabilities	¥ 400,660	¥ 435,984